Shareholder Report, Line Graph (Details) ITIO_MML Blue Chip Growth Fund_Initial Class_TSR Annual {Initial Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Initial Class
Account Value [Line Items]
Accumulated Value	$ 34,905	$ 25,722	$ 17,202	$ 28,431	$ 24,438	$ 18,183	$ 14,004	$ 13,745	$ 10,091	$ 10,000	$ 41,330
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 44,623	$ 33,462	$ 23,453	$ 33,096	$ 25,938	$ 18,729	$ 13,732	$ 13,943	$ 10,708	$ 10,000	$ 52,906